Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net change in total valuation allowance	$ (983)	$ (5,423)	$ 1,233
Major foreign subsidiaries NOL	4,742
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	46,406
Deferred income taxes undistributed earnings	12,871
Deferred tax assets relating to net operating losses and other carryforwards, not subject to expiration	1,387
Deferred tax assets relating to net operating losses and other carryforwards, subject to expiration	3,355
Effective income tax rate		25.00%
Approved Enterprise[Member]
Income Tax Reconciliation, Tax Exempt Income	20,800
Contingent income tax liabilities, Dividend distribution	5,200
Beneficiating Enterprise [Member]
Income Tax Reconciliation, Tax Exempt Income	6,992
Contingent income tax liabilities, Dividend distribution	$ 1,748